Financial Instruments	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

a.	Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see note 12 to the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		June 30, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	72,007	72,007	75,710	75,710
Derivative instruments (note 9)
Interest rate swap agreements (1)	Level 2	8,491	8,491	5,242	5,242
Forward freight agreements (1)	Level 2	18	18	—	—

Other:
Advances to equity-accounted investments	Note (2)	9,930	Note (2)	9,930	Note (2)
Long-term debt, including current portion	Level 2	(933,817)	(917,928)	(952,302)	(946,105)
Obligations related to capital leases, including current portion	Level 2	(145,405)	(140,647)	(148,908)	(147,401)

(1)
The fair value of the Company’s interest rate swap agreements and FFAs at June 30, 2018 and December 31, 2017 excludes accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
The advances to equity-accounted investments together with the Company’s investments in the equity-accounted investments form the net aggregate carrying value of the Company’s interests in the equity-accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at June 30, 2018 and December 31, 2017 were not determinable.

b.	Financing Receivables
The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			June 30, 2018	December 31, 2017
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Advances to equity-accounted investments	Other internal metrics	Performing	9,930	9,930
Total			9,930	9,930